Other Disclosures - Remuneration of Board of Directors and Executive Management - Summary of Executive Management Remuneration ( Parenthetical) (Details) kr in Millions	12 Months Ended
Dec. 31, 2020 DKK (kr)
Former Chief Executive Officer | Kim Stratton
Other Disclosures [Line Items]
Number of times of annual base salary	2
Executive Management | Former Chief Executive Officer | Kim Stratton
Other Disclosures [Line Items]
Number of times of annual base salary	2
Executive Management | Chief Financial Officer | Anders Vadsholt
Other Disclosures [Line Items]
Holiday allowance	kr 0.7